Note 3 - Significant Accounting Policies - Property, Plant and Equipment Useful Life (Details)	12 Months Ended
Mar. 31, 2018
Fixtures, fittings, office and computer equipment [member]
Statement Line Items [Line Items]
Useful life	Over 3-5
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life	Over shorter of economic life or lease term